Shareholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Shareholders' Equity	SHAREHOLDERS’ EQUITY

A.    SHARE CAPITAL
Ordinary shares confer upon their holders voting rights and the right to receive dividends.

B.    2018 EQUITY INCENTIVE PLAN

In February 2018 the Company's Board of Directors approved the 2018 Equity Incentive Plan for Executive Officers (the “2018 Equity Incentive Plan”). The purpose of this plan was to enable the Company to link the compensation and benefits of its Executive Officers with the future growth and success of the Company and its Affiliates and with long-term shareholder value. The 2018 Equity Incentive Plan consists of 1,000,000 options to be exercised under a Net Exercise Mechanism which entitles the recipients to exercise the options for an amount of shares reflecting only the benefit factor. The Options were allocated, subject to the required approvals, to the Company's Israeli Executive Officers.

The exercise price of an option is determined in U.S dollars and is the higher of: (i) the average closing share price of an Elbit Systems ordinary shares on the TASE, during the period of thirty (30) trading days preceding the date on which the Company's Board of Directors approves the granting of the respective options, converted into U.S. Dollars by applying the average representative U.S. dollar - NIS exchange rate during such thirty (30) trading days period; or (ii) the closing share price of our ordinary shares on the TASE on the last trading date preceding the date on which the Company's Board of Directors approves the granting of the respective options, converted into the U.S. Dollars by applying the representative U.S. dollar - NIS exchange rate.

According to the 2018 Equity Incentive Plan, the options become vested and exercisable in accordance with the following vesting schedule:

Note 22 -    SHAREHOLDERS’ EQUITY (Cont.)

B.    2018 EQUITY INCENTIVE PLAN (Cont.)

(1)	Forty percent (40%) of the options are vested and exercisable from the second anniversary of the grant date;

(2)	An additional twenty percent (20%) of the options are vested and exercisable from the third anniversary of the grant date;

(3)	An additional twenty percent (20%) of the options are vested and exercisable from the forth anniversary of the grant date; and

(4)	The remaining twenty (20%) of the options are vested and exercisable from the fifth anniversary of the grant date.

The options expire no later than 63 months from the date of grant.

As of December 31, 2018, there were 35,000 options available for future grants under the 2018 Equity Incentive Plan.

C.	2018 EQUITY INCENTIVE PLAN ACTIVITY

The following is asummary of Elbit Systems' share option activity under the 2018 Equity Incentive Plan:

	2018
	Number of options	Weighted average exercise price
Outstanding - beginning of the year	—	—
Granted	965,000	128.48
Outstanding - end of the year	965,000	128.48

Options execrable at the end of the year	—	—

The aggregate intrinsic value represents the total intrinsic value (the difference between Elbit Systems’ closing stock price on the last trading day of the fourth quarter of the applicable fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2018. This amount changes, based on the market price of the Company’s stock and the average exercise price of in-the-money options. Aggregate intrinsic value of outstanding options as of December 31, 2018 was zero.

As of December 31, 2018, there was $20,413 of total unrecognized compensation cost related to share-based compensation arrangements granted under Elbit Systems’ stock option plan. That cost is expected to be recognized over a weighted average period of 5 years.

As of December 31, 2018, 959,596 options were expected to be vested at a weighted average exercise price of $128.48 per share. The weighted average remaining contractual life of exercisable options as of December 31, 2018 is approximately 4.94, and their aggregate intrinsic value is zero.

Note 22 -    SHAREHOLDERS’ EQUITY (Cont.)

D.	OUTSTANDING OPTIONS AND COMPENSATION EXPENSES

The options outstanding as of December 31, 2018, have been separated into ranges of exercise prices, as follows:

	Options outstanding
Exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price per share
$128.91 - $121.42	965,000	4.94	$128.48

Compensation expenses related to the 2018 Equity Incentive Plan amounted to $1,387, which were recognized during the year ended December 31, 2018, as follows:

Year ended December 31,
2018
Cost of revenues	$1,189
General and administration expenses	198
$1,387

E.	COMPUTATION OF EARNINGS PER SHARE
Computation of basic and diluted net earnings per share:

	Year ended December 31, 2018			Year ended December 31, 2017			Year ended December 31, 2016
	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount	Net income to shareholders of ordinary shares	Weighted average number of shares (*)	Per Share amount
Basic net earnings	$206,738	42,753	$4.84	$239,109	42,750	$5.59	$236,909	42,742	$5.54

Effect of dilutive securities:
Employee stock options	—	—		—	3		—	10
Diluted net earnings	$206,738	42,753	$4.84	$239,109	42,753	$5.59	$236,909	42,752	$5.54

(*) In thousands
Note 22 -    SHAREHOLDERS’ EQUITY (Cont.)

F.	2018 PHANTOM BONUS RETENTION PLAN

In August 2018, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Officers, who are not Executive Officers (the “2018 Phantom Plan”).

The 2018 Phantom Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the 2018 Phantom Plan. As of December 31, 2018, 589,200 phantom bonus units of the Plan were granted with a weighted average basic price per unit, as defined in the Plan, of $121.83.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2018 Phantom Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $1,064 during the year ended December 31, 2018, as compensation costs related to the phantom bonus units granted under the 2018 Phantom Plan.

G.	2012 PHANTOM BONUS RETENTION PLAN

In August 2012, the Company’s Board of Directors approved a “Phantom Bonus Retention Plan” for Senior Officers (the “2012 Phantom Bonus Retention Plan”). In August 2013, the 2012 Phantom Bonus Retention Plan was extended to include other officers of the Company.

The 2012 Phantom Bonus Retention Plan provides for phantom bonus units which entitle the recipients to receive payment in cash of an amount reflecting the “benefit factor”, which is linked to the performance of Elbit Systems’ stock price over the applicable periods (tranches) under the Plan. As of December 31, 2018, 108,878 phantom bonus units of the 2012 Phantom Bonus Retention Plan were granted with a weighted average basic price per unit, as defined in the 2012 Phantom Bonus Retention Plan, of $114.87.

The benefit earned for each year of a tranche is the difference between the basic price and the closing price of the Company’s share for that year, as defined in the 2012 Phantom Bonus Retention Plan, not to exceed an increase of 100% in the Company's share price from the basic price of the first year of a tranche.

The Company recorded an amount of approximately $2,628, $28,254 and $32,065 in the years ended December 31, 2018, 2017 and 2016, respectively, as compensation costs related to the phantom bonus units granted under the 2012 Phantom Bonus Retention Plan, as follows:

	Year ended December 31,
	2018	2017	2016
Cost of revenues	$985	$10,199	$10,056
General and administration expenses	1,225	13,948	18,024
Marketing and selling	418	4,107	3,985
	$2,628	$28,254	$32,065

G.    DIVIDEND POLICY

Dividends declared by Elbit Systems are paid subject to statutory limitations. Elbit Systems’ Board of Directors has determined not to declare dividends out of tax exempt earnings.